Summary of Significant Accounting Policies - Non-cash Items Included in Cash Provided by Operating Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Non-cash Item Included in Operating Activities [Abstract]
Transfers to OREO	$ 22,144	$ 23,634	$ 36,209